Schedule of Investments
as of July 31, 2026 (Unaudited)
The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 61.9%
Common Stocks
Aerospace & Defense 1.6%
Creotech Instruments SA* 12,583 2,272,113
Banks 13.1%
Alior Bank SA 125,000 4,594,385
Bank Polska Kasa Opieki SA 110,000 7,213,452
Powszechna Kasa Oszczednosci Bank Polski SA
†
237,500 7,100,195
18,908,032
Broadline Retail 6.7%
Allegro.eu SA 144A* 800,000 9,612,950
Capital Markets 1.6%
Warsaw Stock Exchange 85,000 2,272,752
Commercial Services & Supplies 1.4%
Mo-BRUK SA
†
20,000 2,030,077
Construction & Engineering 4.7%
Budimex SA 35,000 6,744,397
Consumer Staples Distribution & Retail 0.7%
Dino Polska SA 144A* 125,000 1,068,128
Diversified Telecommunication Services 1.8%
Orange Polska SA 650,000 2,647,782
Electric Utilities 0.5%
Tauron Polska Energia SA 300,000 722,173
Electronic Equipment, Instruments & Components 0.5%
VIGO Photonics SA* 5,000 637,070
Entertainment 0.7%
CD Projekt SA* 15,000 1,001,282
Health Care Technology 1.0%
Synektik SA 15,000 1,450,437
Insurance 5.6%
Powszechny Zaklad Ubezpieczen SA 425,000 8,069,290
Metals & Mining 6.3%
Grupa Kety SA 4,000 1,335,577
KGHM Polska Miedz SA 95,000 7,814,528
9,150,105
Oil, Gas & Consumable Fuels 8.2%
ORLEN SA 300,000 11,863,130

Shares Value ($)
Professional Services 4.1%
Benefit Systems SA* 3,500 5,048,481
Grupa Pracuj SA
†
57,500 806,355
5,854,836
Real Estate Management & Development 0.8%
Murapol SA 110,000 1,095,975
Textiles, Apparel & Luxury Goods 2.6%
LPP SA
†
650 3,771,135
Total Poland (Cost $45,934,141) 89,171,664
Hungary 22.2%
Common Stocks
Banks 11.8%
OTP Bank Nyrt 115,000 16,979,281
Diversified Telecommunication Services 3.0%
Magyar Telekom Telecommunications PLC (ADR) 500,000 4,329,728
Oil, Gas & Consumable Fuels 3.2%
MOL Hungarian Oil & Gas PLC* 325,000 4,642,711
Pharmaceuticals 4.2%
Richter Gedeon Nyrt 162,500 6,046,798
Total Hungary (Cost $11,213,805) 31,998,518
Turkey 7.7%
Common Stocks
Beverages 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3,250,000 1,496,193
Electrical Equipment 4.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi
Ticaret AS “B” 900,000 5,595,731
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret
AS* 700,000 1,253,385
6,849,116
Health Care Providers & Services 0.9%
MLP Saglik Hizmetleri AS “B” 144A* 150,000 1,278,213
Transportation Infrastructure 1.0%
TAV Havalimanlari Holding AS 250,000 1,429,441
Total Turkey (Cost $7,720,070) 11,052,963

Shares Value ($)
Czech Republic 2.7%
Common Stocks
Aerospace & Defense 1.3%
CSG NV*
†
102,500 1,948,311
Banks 0.5%
Komercni Banka AS 14,000 698,836
Moneta Money Bank AS 144A 1,000 9,137
707,973
Electric Utilities 0.9%
CEZ AS 20,000 1,286,427
Total Czech Republic (Cost $3,557,907) 3,942,711
Portugal 1.7%
Common Stocks
Consumer Staples Distribution & Retail 1.7%
Jeronimo Martins SGPS SA (Cost $2,426,277) 125,000
2,496,802
Cyprus 1.4%
Common Stocks
Aerospace & Defense 1.4%
Theon International PLC (Cost $1,740,958) 52,500
2,005,496
United Arab Emirates 1.2%
Common Stocks
Wireless Telecommunication Services 1.2%
Kyivstar Group Ltd. (Cost $1,312,500)*
†
125,000
1,717,500
Kazakhstan 0.5%
Common Stocks
Metals & Mining 0.5%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
675,000
Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Shares Value ($)
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered)* (a) 125,000 0
Magnit PJSC* (a) 63,909 0
0
Metals & Mining 0.0%
Alrosa PJSC* (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC* (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Tatneft PJSC (ADR)*
†
(a) 26,400 0
0
Total Russia (Cost $30,722,586) 0
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio “DWS
Government Cash Institutional Shares”, 3.59%
(Cost $2,902,235) (b) (c) 2,902,235 2,902,235
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.70%
(Cost $648,095) (c) 648,095 648,095
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $109,422,744) 101.7 146,610,984
Other Assets and Liabilities, Net
(1.7) (2,459,063)
Net Assets
100.0 144,151,921

A summary of the Fund’s transactions in affiliated investments during the period ended July
31, 2026 are as follows:
Net
Change
Value ($) at
10/31/2025
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
7/31/2026
Value ($)
at
7/31/2026
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio ”DWS Government Cash Institutional Shares”, 3.59%
(b) (c)
7,463,388 – 4,561,153 (d) – – 118,352 – 2,902,235 2,902,235
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.70% (c)
750,555 16,308,877 16,411,337 – – 36,524 – 648,095 648,095
8,213,943 16,308,877 20,972,490 – – 154,876 – 3,550,330 3,550,330
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net” may include pending sales that are also on loan. The value of all securities loaned at July 31, 2026 amounted to $12,315,534, which is 8.5% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S.
Treasury securities collateral having a value of $10,373,506.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These s anctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern
Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies. As previously reported, certain of the Fund ’ s Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia ’ s invasion of Ukraine. The effects of the sanctions and measures adopted by the Russian
Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as ” unfriendly ” by the Russian Government .
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

(e) See Schedule of Investments for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
CEE-PH3
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 89,171,664 $ — $ — $ 89,171,664
Hungary 31,998,518 — — 31,998,518
Turkey 11,052,963 — — 11,052,963
Czech Republic 3,942,711 — — 3,942,711
Portugal 2,496,802 — — 2,496,802
Cyprus 2,005,496 — — 2,005,496
United Arab Emirates 1,717,500 — — 1,717,500
Kazakhstan 675,000 — — 675,000
Russia — — 0 0
Short-Term Instruments (e) 3,550,330 — — 3,550,330
Total $ 146,610,984 $ — $ 0 $ 146,610,984